Retirement Plans and Employee Rights Upon Termination (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	50.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 789,000	$ 519,000	$ 219,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	1,700,000
Severance Liabilities	1,100,000
Defined Benefit Plan, Expected Future Benefit Payments	$ 1,400,000
Description of Defined Contribution Pension and Other Postretirement Plans	The Company, at its discretion, makes matching contributions equal to the lesser of $3,000 or 3% of the participant's annual compensation.